Other income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other income	Other income Other income mainly consists of miscellaneous income that is not directly attributable to the sale of the Group’s goods or services, royalties or operating licenses, such as income from the sale of advertising materials, tax refund commissions and other miscellaneous income. Other income for the year ended December 31, 2021 also includes income of Euro 1,266 thousand relating to the sale of rights to build or develop airspace above a building in the United States.